THE ALGER DEFINED CONTRIBUTION TRUST
          75 Maiden Lane New York, New York 10038 Tel: (800) 992-3362



                                        December 29, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

RE:  THE ALGER DEFINED CONTRIBUTION TRUST
     SECURITIES ACT FILE NO. 33-68124
     INVESTMENT COMPANY ACT FILE NO. 811-7986

Dear Sir or Madam:

     On behalf of The Alger Defined Contribution Trust (the "Fund"), we hereby transmit for filing under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") Post Effective Amendment No. 3 (the "Amendment") to the Fund's Registration Statement on Form N-1A, which has been marked to show changes from Post-Effective Amendment No. 2 to the Fund's Registration Statement effected thereby.

     The Amendment is filed pursuant to Rule 485(a) under the 1933 Act for the purpose of changing the market capitalization limits of the Alger Defined Contribution Small Capitalization Portfolio and the Alger Defined Contribution MidCap Growth Portfolio. All other material is identical to the previous filing and, accordingly, we request that the Staff review only the material pertaining to the new language.

     Should members of the Commission's staff have any questions or comments concerning the materials accompanying this letter, they should call the undersigned collect at 201-547-3638.

                                        Very truly yours,



                                        Nanci K. Staple
                                        General Counsel

NKS/dd
Enclosures

              As filed with the Securities and Exchange Commission
                              on December 29, 1995


                        Securities Act File No. 33-68124
                    Investment Company Act File No. 811-7986

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549

                                                                       ---
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ---

                                                                       ---
          Pre-Effective Amendment No.                                  ---


                                                                       ---
          Post-Effective Amendment No.  3                               X
                                                                       ---


                                     and/or
                                                                       ---
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ---


                                                                       ---
          Amendment No.  5                                              X
                                                                       ---
          (Check appropriate box or boxes)


                      THE ALGER DEFINED CONTRIBUTION TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         75 MAIDEN LANE
         NEW YORK, NEW YORK                                      10038
--------------------------------------------------------------------------------
of Principal Executive Offices)                                (Zip Code)

Registrant's Telephone Number, including Area Code:             212-806-8800

                               MR. GREGORY S. DUCH
                           FRED ALGER MANAGEMENT, INC.
                                 75 MAIDEN LANE
                               NEW YORK, NY 10038
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                              Page 1 of ____ Pages
                           Exhibit Index at Page ____

It is proposed that this filing will become effective (check appropriate box):

---
---               immediately upon filing pursuant to paragraph (b), or

---
---               on [date] pursuant to paragraph (b), or


---
 x                60 days after filing pursuant to paragraph (a), or
---


---
---               on [date] pursuant to paragraph (a) of Rule 485

                                ----------------

                       DECLARATION PURSUANT TO RULE 24f-2


         Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1995 was filed on December 28, 1995.

                      THE ALGER DEFINED CONTRIBUTION TRUST

                                    FORM N-1A

                              CROSS REFERENCE SHEET

PART A
ITEM NO.                                     PROSPECTUS HEADING
--------                                     ------------------

1. Cover Page ............................   Front Cover Page

2. Synopsis ..............................   Portfolio Expenses

3. Condensed Financial Information .......   Financial Highlights

4. General Description of Registrant .....   Front Cover Page; The Alger Defined
                                             Contribution Trust; Investment
                                             Objectives and Policies; Selecting
                                             Among the Portfolios Certain
                                             Securities and Investment
                                             Techniques; Organization

5  Management of the Fund ................   Management

6. Capital Stock and Other Securities ....   Front Cover Page; Management;
                                             Dividends and Distributions; Taxes

7. Purchase of Securities Being Offered ..   Purchases and Redemptions;
                                             Net Asset Value

8. Redemption or Repurchase ..............   Purchases and Redemptions

9. Pending Legal Proceedings .............   Not Applicable




PART B                                       HEADING IN STATEMENT OF
ITEM NO.                                     ADDITIONAL INFORMATION
--------                                     -----------------------

10. Cover Page ...........................   Front Cover Page

11. Table of Contents ....................   Contents

12. General Information and History ......   Not Applicable

13. Investment Objectives and Policies ...   Investment Objectives and Policies;
                                             Appendix

14. Management of the Fund ...............   Management

15. Control Persons and Principal Holders
     of Securities .......................   Certain Shareholders

16. Investment Advisory and Other
     Services ............................   Management; Custodian and Transfer
                                             Agent; Purchases; See in the
                                             Prospectus "Management of the Fund"

17. Brokerage Allocation and Other
     Practices ...........................   Investment Objectives and Policies

18. Capital Stock and Other Securities ...   Organization; See in the Prospectus
                                             "Diviends and Distributions" and
                                             "Organization"

19. Purchase, Redemption and Pricing of
     Securities Being Offered ............   Net Asset Value; Purchases;
                                             Redemptions

20. Tax Status ...........................   Taxes; See in the Prospectus
                                             "Taxes"

21. Underwriters .........................   Purchases

22. Calculation of Performance Data ......   Determination of Performance; See
                                             in the Prospectus "Performance"

23. Financial Statements .................   Financial Statements



PART C
------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
----------
               THE ALGER |
                 DEFINED |   75 Maiden Lane
            CONTRIBUTION |   New York, New York 10038
                   TRUST |   (800) 992-3362

================================================================================
     The Alger Defined Contribution Trust (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in four Portfolios. Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The investment objectives of each Portfolio are highlighted on page ii. The four Portfolios are:

                   o Alger Defined Contribution Small Cap Portfolio
                   o Alger Defined Contribution MidCap Growth Portfolio
                   o Alger Defined Contribution Growth Portfolio
                   o Alger Defined Contribution Leveraged AllCap Portfolio

     Shares of the Portfolios are available for investment without a sales charge to defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans.

     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


     This Prospectus, which should be retained for future reference, is designed to provide you with certain essential information that you should know before investing. A "Statement of Additional Information" dated February , 1996 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained, without charge, by contacting the Fund at the address or phone number above.


      FRED ALGER |                             FRED ALGER |
     MANAGEMENT, |   Investment Manager        & COMPANY, |   Distributor
            INC. |                           INCORPORATED |

--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                 FEBRUARY , 1996

--------------------------------------------------------------------------------
                       CONTENTS

                                                  PAGE
                                                  ----
The Portfolios' Expenses.........................   i
Financial Highlights.............................  iv
The Alger Defined Contribution Trust.............   1
Fred Alger Management, Inc.......................   1
Investment Objectives and Policies...............   1
  All Portfolios.................................   2
  Alger Defined Contribution
     Small Cap Portfolio.........................   3
  Alger Defined Contribution
     MidCap Growth Portfolio.....................   3
  Alger Defined Contribution
     Growth Portfolio............................   3
  Alger Defined Contribution
     Leveraged AllCap Portfolio..................   3
Selecting Among the Portfolios...................   4
Certain Securities and Investment
   Techniques....................................   4
Management.......................................   8
Net Asset Value..................................  10
Purchases and Redemptions........................  10
Dividends and Distributions......................  11
Taxes............................................  11
Organization.....................................  12
Performance......................................  12
Investor and Shareholder Information.............  13


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


THE PORTFOLIOS' EXPENSES

   The Table below is designed to assist an investor in the Portfolios in understanding the various costs and expenses that he or she will bear directly or indirectly. The Table does not reflect any charges or deductions which are, or may be, imposed by the Plans.

   The Example below assumes that all dividends and distributions are reinvested and that the annual percentage amounts listed under Annual Fund Operating Expenses remain the same in each of the periods shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                   ALGER       ALGER                   ALGER
                                  DEFINED     DEFINED      ALGER       DEFINED
                               CONTRIBUTION CONTRIBUTION  DEFINED   CONTRIBUTION
                                   SMALL       MIDCAP   CONTRIBUTION  LEVERAGED
                                    CAP        GROWTH      GROWTH      ALLCAP
                                 PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                 ---------   ---------   ---------    ---------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on
  Purchases........................     None       None       None       None
Maximum Sales Load Imposed on
  Reinvested Dividends.............     None       None       None       None
Deferred Sales Load................     None       None       None       None
Redemption Fees....................     None       None       None       None
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees....................     .85%       .80%       .75%       .85%
Other Expenses.....................     .62        .73        .51       2.02
                                       ----       ----       ----       ----
Total Fund Expenses................    1.47%      1.53%      1.26%      2.87%
                                       ====       ====       ====       ====

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year............................    15         16         13         29
Three Years.........................    46         48         40         89
Five Years..........................    80         83         69        151
Ten Years...........................   176        182        152        320
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

The Financial Highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 9, 1994 on the Fund's financial statements as of October 31, 1994 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and related notes. The Statement of Additional Information may be obtained from the Fund without charge.

THE ALGER DEFINED CONTRIBUTION TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period from November 8, 1993 (commencement of operations) through October 31, 1994*

                             ALGER        ALGER                        ALGER
                            DEFINED      DEFINED         ALGER         DEFINED
                         CONTRIBUTION  CONTRIBUTION     DEFINED     CONTRIBUTION
                             SMALL        MIDCAP      CONTRIBUTION    LEVERAGED
                              CAP         GROWTH         GROWTH         ALLCAP
                           PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                           ---------     ---------      ---------     ---------
Net asset value, beginning
  of period................. $10.00         $10.00        $10.00        $10.00
                             ------         ------        ------        ------
Net investment (loss).......  (0.07)         (0.09)        (0.03)        (0.23)
Net realized and unrealized
  gain on investments.......    .90           1.75           .41           .31
                             ------         ------        ------        ------
  Total from investment
     operations.............    .83           1.66           .38           .08
                             ------         ------        ------        ------
Net asset value, end of
  period.................... $10.83         $11.66        $10.38        $10.08
                             ======         ======        ======        ======
Total Return................   8.30%         16.60%         3.80%          .80%
                             ======         ======        ======        ======
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)......... $9,513         $6,774        $9,365        $5,251
                             ======         ======        ======        ======
  Ratio of expenses excluding
    interest to average net
    assets..................   1.47%          1.53%         1.26%         1.78%
                             ======         ======        ======        ======
  Ratio of expenses including
    interest to average net
    assets..................   1.47%          1.53%         1.26%         2.87%
                             ======         ======        ======        ======
  Ratio of net investment
    income (loss) to average
    net assets..............   (.80)%         (.89)%        (.29)%       (2.53)%
                             ======         ======        ======         ======
Portfolio Turnover Rate..... 186.76%        134.06%       103.79%        229.11%
                             ======         ======        ======         ======
Debt outstanding at end of period..................................    $955,600
                                                                       ========
Average amount of debt outstanding during the period...............    $826,076
                                                                       ========
Average daily number of shares outstanding during the period.......     515,270
                                                                       ========
Average amount of debt per share during the period.................       $1.60
                                                                       ========

* Ratios have been annualized; total return has not been annualized.
--------------------------------------------------------------------------------

                      THE ALGER DEFINED CONTRIBUTION TRUST

   The Fund is a diversified, open-end management investment company that offers a selection of four Portfolios, each with the investment objective of long-term capital appreciation. Shares of the Portfolios are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan. The Fund reserves the right to make shares of the Portfolios available to other investors, as may be approved by the Trustees from time to time. The Fund's Board of Trustees may establish additional Portfolios at any time.

   Only the Plans may be record holders of the shares of the Portfolios. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Fund. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the Portfolios' shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in this Prospectus to shareholders are to Plan Sponsors as the record holders of the Fund's shares. The assets of the Fund are not plan assets of any of the Plans.

                           FRED ALGER MANAGEMENT, INC.

   Subject to the supervision and direction of the Fund's Board of Trustees, Alger Management is responsible for the overall administration of the Fund, manages the Portfolios in accordance with the Portfolios' investment objectives and stated investment policies, makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser. Alger Management is generally engaged in the business of rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and as of December 31, 1994, had approximately $2.9 billion under management--$1.4 billion in mutual fund accounts and $1.5 billion in other advisory accounts.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The following is a brief description of the investment objectives and policies of each Portfolio. No assurance can be given that any Portfolio's objective(s) will be achieved. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under the caption "Certain Securities and Investment Techniques" and in the Statement of Additional Information.

   The Statement of Additional Information contains specific investment restrictions that govern the Portfolios' investments. These restrictions and the Portfolios' investment objectives are "fundamental" policies, which means that they may not be changed without a majority vote of shareholders of the affected Portfolio. Except for the investment objectives and the investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. The fundamental restrictions applicable to the Portfolios include, among others, (i) a prohibition on any Portfolio's purchasing a security, other than obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities ("U. S. Government securities"), if as a result more than five percent of the assets of the Portfolio would be invested in the securities of the issuer or the Portfolio would own more than 10 percent of the outstanding voting securities of the issuer, except that 25 percent of a Portfolio's total assets may be invested without regard to the five percent limitation; (ii) a prohibition on any Portfolio's investing more than 25 percent of its total assets in the securities of issuers in a particular industry with exceptions for U.S. Government securities; and (iii) a prohibition on any Portfolio's borrowing money or pledging its assets, except for temporary or emergency purposes in an amount not exceeding 10 percent of the Portfolio's total assets, except that the Alger Defined Contribution Leveraged AllCap Portfolio may borrow for investment purposes (see "Certain Securities and Investment Techniques--Leverage Through Borrowing").

   Each Portfolio may invest a portion of its assets in money market instruments, including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements.

   No Portfolio will invest more than 15 percent of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation (see "Certain Securities and Investment Techniques--Restricted Securities"). In addition, each Portfolio will limit its investments in warrants and rights to not more than five percent of its net assets, of which not more than two percent of its net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants or rights acquired as part of a unit attached to securities at the time of acquisition are not subject to these limitations, which may be changed without shareholder approval. Each Portfolio may lend its securities and enter into "short sales against the box." See "Certain Securities and Investment Techniques." The Portfolios will only invest in convertible debt securities rated in one of the three highest rating categories by any nationally recognized statistical rating organization ("NRSRO"). See the Statement of Additional Information for a description of these ratings.

ALL PORTFOLIOS

   The investment objective of each Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of a Portfolio. Each Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights. The capitalization criteria outlined below for each Portfolio are not mutually exclusive and a given security may be owned by more than one or all of the Portfolios.

   It is anticipated that each Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The risks involved in investing in smaller companies are discussed below under "Alger Defined Contribution Small Cap Portfolio." In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, the Portfolio may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. See "Certain Securities and Investment Techniques."

ALGER DEFINED CONTRIBUTION SMALL
CAP PORTFOLIO


   Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. At the date of this Prospectus, the range of market capitalization of these companies was $ million to $ billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities issued by such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.

ALGER DEFINED CONTRIBUTION MIDCAP
GROWTH PORTFOLIO


     Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. At the date of this Prospectus, the range of market capitalization of these companies was $ million to $ billion. The Portfolio may invest up to 35% of tis total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER DEFINED CONTRIBUTION GROWTH PORTFOLIO


   Except during temporary defensive periods, the Portfolio invests at least 65 percent of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.


   The Portfolio may invest up to 35 percent of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER DEFINED CONTRIBUTION LEVERAGED
ALLCAP PORTFOLIO

   Except during temporary defensive periods, the Portfolio invests at least 85 percent of its net assets in equity securities of companies of any size. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. See "Certain Securities and Investment Techniques."

                         SELECTING AMONG THE PORTFOLIOS

   Set forth below is information that may be of assistance in selecting a Portfolio suitable for a particular investor's needs. Further assistance in the investment process is available by calling (800) 992-3362. Available at this number will be licensed, registered representatives who are knowledgeable about the Fund and each of the Portfolios. There is no charge for making this call.

   Each of the Portfolios, like all other investments, can provide two types of return: income return and capital return. Income return is the income received from an investment, such as interest on bonds and money market instruments and dividends from common and preferred stocks. Capital return is the change in the market value of an investment, such as an increase in the price of a common stock or of shares of a Portfolio. Total return is the sum of income return and capital return. Thus, if a Portfolio over a year produces four percent in income return and its shares increase in value by three percent, its total return is seven percent. In general, the more that capital return is emphasized over income return in an investment program, the more risk associated with the program.

   Growth funds such as the Portfolios seek primarily capital return. They invest primarily in common stocks and offer the opportunity of the greatest return over the long term but can be risky since their prices fluctuate with changes in stock market prices, as described in the preceding paragraph. Further, growth funds that invest in smaller companies, such as the Alger Defined Contribution Small Cap Portfolio, offer potential for significant price gains if the companies are successful, but there is also the risk that the companies will not succeed and the price of the companies' shares will drop in value. Growth funds that invest in larger, more established companies, such as
the  Alger  Defined   Contribution   Growth  Portfolio  and  the  Alger  Defined
Contribution MidCap Growth Portfolio, generally offer relatively less opportunity for capital return but a greater degree of safety. In addition, funds that leverage through borrowing, such as the Alger Defined Contribution Leveraged AllCap Portfolio, offer an opportunity for greater capital appreciation, but at the same time increase exposure to capital risk.

   Investors considering equity investing through the Portfolios should carefully consider the inherent risks. Expectations of future inflation rates should be considered in making investment decisions and even though over the long term stocks may present attractive opportunities, the results of an equity investment managed by a particular management firm may not match the market as a whole.

                             CERTAIN SECURITIES AND
                              INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS

   Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period.

SHORT SALES

   Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

RESTRICTED SECURITIES

   Each Portfolio may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15 percent of the Portfolio's net assets.

   The Portfolios may invest in restricted securities issued under Rule 144A of the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that the Fund's Board of Trustees will take into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). In accordance with Rule 144A, the Board has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by a Portfolio pursuant to the Rule, subject to the Board's oversight and review. Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolios could be adversely affected.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by a Portfolio, if and when made, may not exceed 331/3 percent of the Portfolio's total assets and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities.

OPTIONS TRANSACTIONS

   The Alger Defined Contribution Leveraged AllCap Portfolio may purchase or sell (that is, write) listed options on securities as a means of achieving additional return or of hedging the value of its portfolio. The Portfolio may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets. The Portfolio may only buy or sell options that are listed on a national securities exchange.

   A call option is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period.

   A put option is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

   If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the Portfolio so desires.

   An option may be closed out only on an exchange that provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

   The Portfolio may write put and call options on stock indexes for the purpose of increasing its gross income and to protect its portfolio against declines in the value of the securities it owns or increases in the value of securities to be acquired. In addition, the Portfolio may purchase put and call options on stock indexes in order to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. Options on stock indexes are similar to options on specific securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer, cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Therefore, while one purpose of writing such options is to generate additional income for the Portfolio, the Portfolio recognizes that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Portfolio is exercised by the holder. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Alger Management's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   The Alger Defined Contribution Leveraged AllCap Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made solely for hedging or other permissible risk management purposes, such as protecting the price of a security the Portfolio intends to buy, but not for purposes of speculation. Aggregate initial margins and premiums on such investments may not constitute more than 5% of the Portfolio's assets. Hedging and other risk management transactions are undertaken to reduce or eliminate any of several kinds of price fluctuation risk. For example, put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index.

   A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. Due to the risk of an imperfect correlation between securities in the Portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. The risk of imperfect correlation increases as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

   An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio will sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which are the subject of the hedge. In addition, the Portfolio's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

LEVERAGE THROUGH BORROWING

   The Alger Defined Contribution Leveraged AllCap Portfolio may borrow from banks for investment purposes. This borrowing is known as leveraging. The Portfolio may use up to 331/3 of its assets for leveraging. The Investment Company Act of 1940, as amended, requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio's securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

PORTFOLIO TURNOVER

   A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio's securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.

   The Portfolios will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust their holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

   In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation and not for short-term trading profits. However, the Portfolios may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Portfolios' investment objective of capital appreciation by managing these Portfolios actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing a Portfolio's brokerage and custodial expenses.

                                   MANAGEMENT

BOARD OF TRUSTEES

   The affairs of the Fund are managed under the supervision of its Board of Trustees. The Statement of Additional Information contains general background information about each Trustee and executive officer of the Fund. By virtue of the responsibilities assumed by Alger Management, the Fund requires no employees other than its executive officers. None of the Fund's executive officers devotes full time to the affairs of the Fund.

INVESTMENT MANAGER

   Alger Management serves as the Fund's investment manager. In that capacity, Alger Management, among other things, analyzes the Portfolios' assets, arranges for the purchase and sale of the Portfolios' securities and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management may select broker-dealers that provide it with brokerage and research services and may cause a Portfolio to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and research services received. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution.

   Alger Management is a wholly owned subsidiary of Alger Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, own approximately 53 percent and 17 percent, respectively, of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

   As compensation for the investment management services rendered, each Portfolio pays Alger Management a separate fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger Defined Contribution Small Cap Portfolio and Alger Defined Contribution Leveraged AllCap Portfolio--.85 percent; Alger Defined Contribution MidCap Growth Portfolio--.80 percent; Alger Defined Contribution Growth Portfolio--.75 percent. The management fees paid by the Portfolios exceed those paid by most other investment companies.


   David D. Alger, President of Alger Management, is primarily responsible for the day-to-day management of the Portfolios of the Fund. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Fund's Portfolios are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a senior research analyst. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a senior research analyst.


   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolios. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

EXPENSES OF THE FUND

   Each  Portfolio  will  bear its own  expenses.  Operating  expenses  for each
Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. Each Portfolio's investment management agreement with Alger Management provides that it will reimburse the Portfolio to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. Alger Management will not be reimbursed for such amounts if such action would violate the provisions of any applicable state securities laws relating to the limitation of the applicable Portfolio's expenses.

                                 NET ASSET VALUE

   The net asset value per share of each Portfolio is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time). The NYSE is currently open on each Monday through Friday, except (i) January 1st, Washington's Birthday (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th or (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. Net asset value per share of a Portfolio is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding.

   The assets of the Portfolios that are traded on a securities exchange or other recognized market are valued on the basis of market quotations. Assets of those Portfolios for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. Instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, as described in the Statement of Additional Information.

                            PURCHASES AND REDEMPTIONS

   All direct purchasers of shares of the Portfolios will be Plan Sponsors which establish or maintain Plans. Participants may invest in shares of the Portfolios only through their respective Plan Sponsor. Participants cannot contact the Fund directly to purchase shares of the Portfolios. Instead, Participants must contact their Plan Sponsor or its agent for the purpose of processing purchase requests. There is no minimum amount for initial or subsequent investments for any Plan Sponsor. Participants should contact their Plan Sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares.

   Investors may exchange stock of companies acceptable to Alger Management for shares of the Portfolios of the Fund with a minimum of 100 shares of each company being generally required. The Fund believes such exchange provides a means by which holders of certain securities may invest in the Portfolios of the Fund without the expense of selling the securities in the public market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a Letter of Transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the Letter of Transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Portfolio's securities are valued each day. Shares of the Portfolio having an equal net asset value as of the close of the same day will be registered in the investor's name. There is no sales charge on the issuance of shares of the Portfolio, no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine Federal, state and local tax consequences.

                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution at net asset value. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts. Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed. Taxation of dividends and redemption payments received by Participants will depend upon the nature of the Participant's retirement plan and the tax status of that particular Participant.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Participants should consult their Plan Sponsors or tax advisers regarding the tax consequences of participation in the Plan or of any Plan contributions or withdrawals.

                                  ORGANIZATION

   The Fund was organized on July 14,1993 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund offers shares of beneficial interest of separate classes, par value $.001 per share. An unlimited number of shares of four classes, representing the shares of the Portfolios, have been authorized. No class of shares has any preference over any other class.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10 percent of the Fund's outstanding shares.

                                   PERFORMANCE

   Each Portfolio may include quotations of "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. Both "total return" and/or "yield" figures are based on historical earnings and are not intended to indicate future performance. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i. e., change in value of initial investment, income dividends and capital gains distributions). The "yield" of the Portfolio refers to "net investment income" generated by the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of "net investment income" generated by the Portfolio during that thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio to that of other mutual funds with a similar investment objective. The performance of a Portfolio might be compared to rankings prepared by Lipper Analytical Services, Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500. In addition, evaluations of the Portfolios published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Money, Morningstar, The New York Times, USA Today and The Wall Street Journal may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

                      INVESTOR AND SHAREHOLDER INFORMATION


   Investors and shareholders may contact the Fund toll-free at (800) 992-3362 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available on request and without charge by contacting the Fund at the toll-free number listed above.

================================================================================

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                               -----------------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302


TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

                         THE ALGER    |
                           DEFINED    |    Meeting the challenge
                      CONTRIBUTION    |    of investing
                            TRUST     |


                           ALGER DEFINED CONTRIBUTION
                               SMALL CAP PORTFOLIO

                           ALGER DEFINED CONTRIBUTION
                             MIDCAP GROWTH PORTFOLIO

                           ALGER DEFINED CONTRIBUTION
                                GROWTH PORTFOLIO

                           ALGER DEFINED CONTRIBUTION
                           LEVERAGED ALLCAP PORTFOLIO

                                   PROSPECTUS



                                 FEBRUARY , 1996

================================================================================
                         THE ALGER    |
                           DEFINED    |    Meeting the challenge
                      CONTRIBUTION    |    of investing
                            TRUST     |


                           Alger Defined Contribution
                               Small Cap Portfolio

                           Alger Defined Contribution
                             MidCap Growth Portfolio

                           Alger Defined Contribution
                                Growth Portfolio

                           Alger Defined Contribution
                           Leveraged AllCap Portfolio



                         STATEMENT    |
                     OF ADDITIONAL    |    February  , 1996
                       INFORMATION    |

================================================================================

                            THE ALGER |
                              DEFINED |   75 Maiden Lane
                         CONTRIBUTION |   New York, New York 10038
                                TRUST |   (800) 992-3362

================================================================================

     The  Alger  Defined   Contribution  Trust  (the  "Fund")  is  a  registered
investment company--a mutual fund-- that presently offers interests in the following four portfolios (the "Portfolios"):

          * Alger Defined Contribution Small Cap Portfolio
          * Alger Defined Contribution MidCap Growth Portfolio
          * Alger Defined Contribution Growth Portfolio
          * Alger Defined Contribution Leveraged AllCap Portfolio

Shares of the Fund are available for investment without a sales charge through defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan.


    A Prospectus for the Fund dated February , 1996, which provides the basic information investors should know before investing, may be obtained without charge by contacting the Fund at the address or phone number above. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus. Unless otherwise noted, terms used in this Statement of Additional Information have the same meaning as assigned to them in the Prospectus.


                                    CONTENTS

Investment Objectives and Policies ...................................    2
Net Asset Value ......................................................    7
Purchases and Redemptions ............................................    8
Management ...........................................................    8
Taxes ................................................................   10
Custodian ............................................................   11
Transfer Agent .......................................................   11
Certain Shareholders .................................................   11
Organization .........................................................   12
Determination of Performance .........................................   13
Financial Statements .................................................  F-l
Appendix .............................................................  A-l

                       INVESTMENT OBJECTIVES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objectives of each Portfolio and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

USE OF RATINGS AS INVESTMENT CRITERIA

The ratings of the nationally recognized statistical rating organizations, which are described in the Appendix to this Statement of Additional Information, represent their opinions as to the quality of corporate obligations. It should be emphasized that ratings are general and not absolute standards of quality, and obligations with the same maturity, interest rate and rating may have different yields while obligations of the same maturity and interest rate with different ratings may have the same yield. After being purchased by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by a Portfolio. In such case, although neither event will require the sale of the obligation by a Portfolio, Fred Alger Management, Inc. ("Alger Management") will consider the event in determining whether a Portfolio should continue to hold the obligation.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. Government securities that the Portfolios may hold include, in addition to those described in the Prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration.

LENDING OF PORTFOLIO SECURITIES

The Portfolios have the authority to lend securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities.

REPURCHASE AGREEMENTS

Each Portfolio may engage in repurchase agreement transactions with banks, registered broker-dealers and government securities dealers approved by the Fund's Board of Trustees. Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Thus, repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

RULE 144A SECURITIES

Rule 144A under the Securities Act of 1933 is designed to facilitate efficient trading of unregistered securities among institutional investors. The Rule permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ.

Rule 144A allows for a broad institutional trading market for certain securities subject to restriction on resale to the general public. In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that the Fund's Board of Trustees will take into account in evaluating the liquidity of a Rule 144A security will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). In accordance with Rule 144A, the Board intends to delegate its responsibility to Alger Management to determine the liquidity of each restricted security purchased by a Portfolio, subject to the Board's oversight and review.

Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of a Portfolio could be adversely affected.

OPTIONS (ALGER DEFINED CONTRIBUTION LEVERAGED ALLCAP PORTFOLIO ONLY)

A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high grade short-term obligations in a segregated account held with its custodian. A put option is "covered" if the Portfolio maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account held with its custodian, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management may be forced to liquidate portfolio securities to meet settlement obligations.

The Portfolio has qualified and intends to continue to qualify as a "Regulated Investment Company" under the Internal Revenue Code. One requirement for such qualification is that the Portfolio must derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Therefore, the Portfolio may be limited in its ability to engage in options transactions.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to the Portfolio's writing of put and call options, there can be no assurance that the Portfolio will succeed in any option-writing program it undertakes.

STOCK  INDEX  FUTURES  AND  OPTIONS  ON  STOCK  INDEX  FUTURES   (ALGER  DEFINED
CONTRIBUTION LEVERAGED ALLCAP PORTFOLIO ONLY)

The Portfolio may enter into stock index futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated market changes and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the Purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Portfolio's use of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. In addition to the initial deposit and variation margin, the Portfolio will maintain in a segregated account with its custodian cash, U.S. Government securities or other high grade short-term obligations in an amount equal to the difference between
(i) the sum of the total deposit and variation margin payments and (ii) the contract amount. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 12 below have been adopted by the Fund with respect to each of the Portfolios as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the affected Portfolio. Investment restrictions 12 through 18 may be changed by vote of a majority of the Fund's Board of Trustees at any time. The investment policies adopted by the Fund prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) all Portfolios other than the Alger Defined Contribution Leveraged AllCap Portfolio may borrow for temporary or emergency (but not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; and (b) the Alger Defined Contribution Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed five percent of the value of the Portfolio's total assets, the Portfolio, other than the Alger Defined Contribution Leveraged AllCap Portfolio, will not make any additional investments. Immediately after any borrowing the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets, except in connection with borrowings as noted in 4(b) above.

6. Issuing senior securities, except that the Alger Defined Contribution Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

7. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

10. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

11. Investing in commodities except that the Alger Defined Contribution Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5 percent of its total assets are invested in margin and premiums.

12. Purchasing or selling real estate or real estate limited partnerships, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

13. Investing more than 15 percent of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale issued pursuant to Rule 144A of the Securities Act of 1933 may be purchased if they are determined to be liquid, and such purchases would not be subject to the 15 percent limit stated above. The Board of Trustees will in good faith determine the specific types of securities deemed to be liquid and the value of such securities.

14. Investing in oil, gas or other mineral leases, or exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

15. Purchasing any security if as a result the Portfolio would then have more than five percent of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

16. Making investments for the purpose of exercising control or management.

17. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than two percent of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

18. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5 percent of the outstanding securities of the issuer and together they own beneficially more than five percent of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4, the percentage limitations contained in the foregoing restrictions apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion to the extent permitted by law. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research services. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the period from November 8, 1993 (commencement of operations) through October 31, 1994, and for the fiscal year ended October 31, 1995, the Fund paid an aggregate of approximately $72,284 and $ , respectively, in commissions to broker-dealers in connection with portfolio transactions of which $ ( %) was paid to Alger Inc. and $ was paid to other broker-dealers. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, receives no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.


NET ASSET VALUE

The Prospectus discusses the time at which the net asset values of the Portfolios are determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing the Portfolio's assets.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan. However, the Fund reserves the right to make shares of the Portfolios available to other investors, as may be approved by the Trustees from time to time.

Only the Plans may be record holders of the shares of the Portfolios. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Fund. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in the Prospectus and Statement of Additional Information to shareholders are to Plan Sponsors as the record holders of the Fund's shares. The assets of the Fund are not plan assets of any of the Plans.

Shares of the Portfolios are offered by the Fund on a continuous basis to Plan Sponsors of defined contribution retirement plans and are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement"). The Distribution Agreement provides that Alger Inc. accepts orders for shares at net asset value as no sales commission or load is charged.

Purchases and redemptions of shares of a Portfolio will be effected on days on which the New York Stock Exchange (the "NYSE") is open for trading. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share determined as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on that same day. See "Net Asset Value." Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after receipt of redemption requests.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND

The names of the Trustees and officers of the Fund, together with information concerning their principal business occupations, are set forth below. Each of the officers of the Fund is also an officer, and each of the trustees is also a director or trustee, as the case may be, of other investment companies for which Alger Management serves as investment adviser. Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is 75 Maiden Lane, New York, New York 10038.

NAME, POSITION WITH
THE FUND AND ADDRESS             PRINCIPAL OCCUPATIONS


Fred M. Alger III                Chairman of the Board of Alger Associates, Inc.
  Chairman of the Board          ("Associates"), Alger Inc., Alger Management,
                                 Alger Properties, Inc. ("Properties"),
                                 Alger Shareholder Services, Inc. ("Services"),
                                 Alger Life Insurance Agency, Inc. ("Agency") and Analysts Resources, Inc. ("ARI").



David D. Alger                   President and Director of Associates,
  President and Trustee          Alger Management, Alger Inc., Properties,
                                 Services and Agency; Executive Vice President and Director of ARI.



Gregory S. Duch                  Executive Vice President, Treasurer and
Treasurer                        Director of Alger Management and Properties;
                                 Executive Vice President and Treasurer of
                                 Associates, Alger Inc., ARI, Services and
                                 Agency.



Nanci K. Staple                  Secretary of Associates, Alger Management,
  Secretary                      Alger Inc., Properties, ARI, Services
                                 and Agency.


Arthur M. Dubow                  President of Fourth Estate, Inc.; private
  Trustee                        investor since 1985; Director of Coolidge
  P.O. Box 969                   Investment Corporation; formerly Chairman
  Wainscott, NY 11975            of the Board of Institutional Shareholder
                                 Services, Inc.

Stephen E. O'Neil                Of counsel to the law firm of Baker,
  Trustee                        Nelson, Mishkin & Kohler; private investor
  460 Park Avenue                since 1981;  Director of NovaCare,  Inc.,
  New York, NY 10021             Syntro  Corporation and Brown Forman
                                 Distillers Corporation; formerly President and Vice Chairman of City Investing Company and Director of Centerre Bancorporation.

Nathan Emile Saint-Amand, M. D.  Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128

John T. Sargent                  Private investor since 1987; Director of River
  Trustee                        Bank America and Atlantic Mutual Insurance Co.
  14 E. 69th Street
  New York, NY 10021

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of Alger Management or its affiliates a quarterly fee of $1,500, which is reduced by the proportion of the meetings not attended by the Trustee during the quarter.


The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 1995. The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 1995.

     COMPENSATION TABLE

                                                                  TOTAL COMPENSATION PAID TO TRUSTEES FROM
                                                                     THE ALGER DEFINED CONTRIBUTION TRUST,
                                               AGGREGATE                         THE ALGER FUND,
                                            COMPENSATION FROM               THE ALGER AMERICAN FUND,
                                           THE ALGER DEFINED           CASTLE CONVERTIBLE FUND, INC. AND
  NAME OF PERSON, POSITION                 CONTRIBUTION TRUST                   SPECTRA FUND, INC.
  ------------------------                -------------------      ---------------------------------------
  Arthur M. Dubow, Trustee                      $5,881                             $28,130
  Stephen E. O'Neil, Trustee                    $5,881                             $28,130
  Nathan E. Saint-Amand, Trustee                $5,881                             $28,130
  John T. Sargent, Trustee                      $5,881                             $28,130

INVESTMENT MANAGER

Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management pays the salaries of all officers who are employed by both it and the Fund. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Alger Management has agreed that, if in any fiscal year the aggregate expenses of any Portfolio (including fees payable pursuant to its Management Agreement but excluding interest, taxes, brokerage expenses, distribution expenses and if permitted by the relevant state securities commissions, certain other expenses including extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Portfolio, Alger Management will reimburse the Portfolio for that excess expense to the extent required by state law. An expense reimbursement, if any, will be estimated and reconciled daily and paid on a monthly basis. At the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Portfolio is 2.5 percent of the Portfolio's first $30 million of average net assets, 2.0 percent of the next $70 million of average net assets and 1.5 percent of the remaining average net assets. However, under this limitation, Alger Management will not be required to reimburse a Portfolio an amount in excess of its management fee earned with respect to that Portfolio.


During the period from November 8, 1993 (commencement of operations) through October 31, 1994, and for the fiscal year ended October 31, 1995, Alger Management earned under the terms of the Management Agreements $65,445 and $ , respectively, in respect of the Alger Defined Contribution Growth Portfolio; $64,542 and $ , respectively, in respect of the Alger Defined Contribution Small Cap Portfolio; $46,090 and $ , respectively, in respect of the Alger Defined Contribution MidCap Growth Portfolio; and $41,006 and $ , respectively, in respect of the Alger Defined Contribution Leveraged AllCap Portfolio.


INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Fund.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Portfolio will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Portfolio must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Portfolio's business of investing in securities; (3) derive less than 30% of its annual gross income from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio (a) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Portfolio's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Portfolio controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Portfolio may be restricted in the selling of securities held by the Portfolio for less than three months and in the utilization of certain of the investment techniques described above and in the Fund's prospectus. As a regulated investment company, each Portfolio will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain. However, each Portfolio expects to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

CUSTODIAN

National Westminster Bank NJ, 10 Exchange Place, Jersey City, New Jersey 07302, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT

Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Alger Shareholder Services, Inc. processes purchases and redemptions of shares of the Portfolio, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund.

CERTAIN SHAREHOLDERS


Set forth below is certain information regarding significant shareholders of the Portfolios. The Fred Alger & Company, Incorporated et al Pension Plan and the Fred Alger Company, Incorporated et al Profit Sharing Plan (the "Plans") owned beneficially or of record % and %, respectively, of the Alger Defined Contribution Small Cap Portfolio; % and %, respectively, of the Alger Defined Contribution Growth Portfolio; % and %, respectively, of the Alger Defined Contribution MidCap Growth Portfolio; and % and %, respectively, of the Alger Defined Contribution Leveraged AllCap Portfolio at February 14, 1996. The only participants in the Plans are past and present employees of Alger Inc. (a Delaware corporation), Alger Management (a New York corporation), Alger Shareholder Services, Inc. (a Delaware corporation) and Analysts Resources, Inc. (a Delaware corporation). Alger Management is a wholly owned subsidiary of Alger Inc., which in turn is a wholly owned subsidiary of Alger Associates, Inc. ("Associates") (a Delaware corporation). All the other corporations listed above are also wholly owned subsidiaries of Associates. Fred M. Alger III and David D. Alger own approximately 53% and 17%, respectively, of Associates and may be deemed to control that company and its subsidiaries. As a result of these securities holdings, the Plans may be deemed to control the Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios. It can be expected, however, that this effect will diminish as investors other than those identified above purchase additional shares of the Portfolios.

The following table contains information regarding persons known to the Fund who own beneficially or of record five percent or more of the shares of any Portfolio. Unless otherwise noted, the address of each owner is 75 Maiden Lane, New York, New York 10038. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of February 14, 1996 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.


                                  ALGER               ALGER             ALGER           DEFINED
                                 DEFINED             DEFINED           DEFINED       CONTRIBUTION
                              CONTRIBUTION        CONTRIBUTION      CONTRIBUTION       LEVERAGED
                                SMALL CAP            GROWTH         MIDCAP GROWTH       ALLCAP
NAME AND                        PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO
ADDRESS                         (RECORD/            (RECORD/          (RECORD/         (RECORD/
OF SHAREHOLDERS                BENEFICIAL)         BENEFICIAL)       BENEFICIAL)      BENEFICIAL)
---------------               ------------        ------------       -----------     -------------

Fred Alger & Company,
Incorporated et al
Pension Plan                      %/ %                %/ %              %/ %             %/ %

Fred Alger & Company,
Incorporated et al
Profit Sharing Plan               %/ %                %/ %              %/ %             %/ %

Wachovia Bank of NC
Trustee for The
  Spacelabs Issop
P. O. Box 3075
Winston-Salem,
  NC 27102-3075                  %/ -0-             -0- / -0-         -0- / -0-        -0- / -0-

Firnap & Co. Trustee
fbo Mentor Graphics
First Interstate Bank
  of Oregon
P. O. Box 2971
Portland, OR 97208               %/ -0-             -0- / -0-         -0- / -0-        -0- / -0-


Officers and Trustees
of the Fund in the
Aggregate                       -0- / -0-           -0- / -0-         -0- / -0-        -0- / -0-


ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated July 14, 1993 (the "Trust Agreement"). The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Agreement and Declaration of Trust. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

DETERMINATION OF PERFORMANCE

The "total return" and "yield" described in the Prospectus as to each of the Portfolios, are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--A Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                                  P (1+T)n=ERV

Where:   P =   a hypothetical initial payment of $1,000

         T =   average annual total return

         n =   number of years

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);


The average annual total returns and the aggregate total returns for the Portfolios for the periods indicated were as follows:


                                     AVERAGE    AGGREGATE
                                  ANNUAL TOTAL    TOTAL
                                     RETURN      RETURN
                                   -----------  --------

Alger Defined Contribution
  Small Cap Portfolio                 %          %

Alger Defined Contribution
  MidCap Growth Portfolio

Alger Defined Contribution
  Growth Portfolio

Alger Defined Contribution
  Leveraged AllCap Portfolio


B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

                           a-b
               YIELD = 2[(----- + 1)6 - 1]
                           cd

Where:    a =  dividends and interest earned during the period.

          b =  expenses accrued for the period (net of reimbursements).

          c = The average daily number of shares outstanding during the period that were entitled to receive dividends.

          d = the maximum offering price per share on the last day of the period.

IN GENERAL

Current performance information for the Portfolios may be obtained by calling the Fund at the telephone number provided on the cover page of this Statement of Additional Information. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio.

From time to time, in advertisements or in reports to shareholders, the performances of the Portfolios may be quoted and compared to those of other funds and accounts with similar investment objectives. In connection with communicating its "yield" or "total return" to current or prospective shareholders, each of the other Portfolios may compare these figures to the performance of other mutual funds with similar investment objectives that are tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

APPENDIX

CORPORATE BOND RATINGS

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

    Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

APPENDIX
(CONTINUED)

    Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.
S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-l, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues deter mined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1. The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

Investment Manager:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038
---------------------------------
Distributor
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302
---------------------------------




Transfer Agent:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

---------------------------------
Independent Public Accountants:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105
---------------------------------

================================================================================

                         THE ALGER    |
                           DEFINED    |    Meeting the challenge
                      CONTRIBUTION    |    of investing
                            TRUST     |


                         STATEMENT    |
                     OF ADDITIONAL    |    February   , 1996
                       INFORMATION    |

================================================================================

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:

          (1) Financial Statements included in Part A:

                    Condensed Financial Information

          (2) Financial Statements included in Part B:

               (i)  Report of Independent Accountants;


               (ii) Financial Statements as of October 31, 1995 and for
                    the period then ended.


     (b)  Exhibits:

     Exhibit No.           Description of Exhibit

          1                 Agreement and Declaration of Trust (1)

          2                 By-laws of Registrant (1)

          3                 Not applicable

          4                 Specimen Share Certificates (1)

          5                 Investment Management Agreements (1)

          6                 Distribution Agreement

          7                 Not applicable

          8                 Custody Agreement (1)

          9                 Transfer Agency Agreement (1)

         10                 Opinion and Consent of Sullivan & Worcester (1)

         11                 Consent of Arthur Andersen LLP

         12                 Not applicable

         13                 Subscription Agreement (1)

         14                 Not applicable

         15                 Not applicable

         16 Schedule for computation of performance quotations provided in the Statement of Additional Information

-----------------------

  (1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on August 27, 1993.

Item 25. Persons Controlled by or Under Common Control with Registrant

                                    None.

Item 26. Number of Holders of Securities


     Set forth below is information regarding the number of record holders of each class of Registrant's securities as of November 30, 1995.


              Title or Class                          Number of Record Holders
              --------------                          ------------------------

Alger Defined Contribution Money Market Portfolio                7
Alger Defined Contribution MidCap Growth Portfolio               4
Alger Defined Contribution Growth Portfolio                      4
Alger Defined Contribution Leveraged AllCap Portfolio            4

Item 27. Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise[hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined , in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to two closed-end investment companies and to two other open-end investment companies. The list required by this Item 28 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 29. Principal Underwriter

     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Fund and The Alger American Fund and has acted as subscription agent for Castle Convertible Fund, Inc. and Spectra Fund, Inc.

     (b) The information required by this Item 29 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 30. Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Not applicable.

     (b) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common law trusts.

     (c) Registrant hereby undertakes to provide its annual report without charge to any recipient of its annual report without charge to any recipient of its Prospectus who requests the information.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that this Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 20th day of December, 1995.


                                    THE ALGER DEFINED CONTRIBUTION TRUST

                                    By: /s/ David D. Alger
                                        -------------------------------
                                        David D. Alger, President

ATTEST: /s/ Gregory S. Duch
        -----------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


     Signature                 Title                         Date
     ---------                 -----                         ----
/s/ Fred M. Alger III*         Chairman of the Board         December 20, 1995
----------------------------
     Fred M. Alger III

/s/ David D. Alger             President and Trustee         December 20, 1995
----------------------------   (Chief Executive Officer)
     David D. Alger

/s/ Gregory S. Duch            Treasurer                     December 20, 1995
----------------------------   (Chief Financial and
     Gregory S. Duch                Accounting Officer)

/s/ Nathan E. Saint-Amand*     Trustee                       December 20, 1995
----------------------------
     Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*         Trustee                       December 20, 1995
----------------------------
     Stephen E. O'Neil

/s/ Arthur M. Dubow*           Trustee                       December 20, 1995
----------------------------
     Arthur M. Dubow

/s/ John T. Sargent*           Trustee                       December 20, 1995
----------------------------
John T. Sargent


* By: Gregory S. Duch
     -------------------------
          Gregory S. Duch
          Attorney-in-Fact

                        Securities Act File No. 33-68124
                    Investment Company Act File No. 811-7986

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                                                     ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

                                                                     ---
     Pre-Effective Amendment No.                                     ---

                                                                     ---
     Post-Effective Amendment No. 3                                  ---


                                     and/or

                                                                     ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ---

                                                                     ---
     Amendment No. 5                                                 ---


                        (Check appropriate box or boxes)

                      THE ALGER DEFINED CONTRIBUTION TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS

Exhibit                                               Page Number in Sequential
  No.                                                       Number System
------                                                -------------------------

  11      Consent of Arthur Andersen LLP ........................

                              ARTHUR ANDERSEN LLP




                   CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the incorporation of our report dated December 19, 1995, on the financial statements of The Alger Defined Contribution Trust for the period ended October 31, 1995 and to all references to our Firm included in, or made a part of the registration statement of The Alger Defined Contribution Trust filed on Form N-1a (Post-Effective Amendment No. 3), File No. 811-7986 with the Securities and Exchange Commission.

                                   /s/ Arthur Andersen LLP
                                   ARTHUR ANDERSEN LLP

New York, New York
December 26, 1995